Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Detail) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, Plant Equipment, Gross	CAD 26,068	CAD 25,510
Accumulated Depreciation	9,319	9,134
Construction in progress	1,144	1,025
Property, plant and equipment, Total	17,893	17,401
Transmission [Member]
Property, Plant and Equipment [Line Items]
Property, Plant Equipment, Gross	13,803	13,209
Accumulated Depreciation	4,625	4,416
Construction in progress	853	626
Property, plant and equipment, Total	10,031	9,419
Distribution [Member]
Property, Plant and Equipment [Line Items]
Property, Plant Equipment, Gross	9,205	9,076
Accumulated Depreciation	3,177	3,225
Construction in progress	238	320
Property, plant and equipment, Total	6,266	6,171
Communication [Member]
Property, Plant and Equipment [Line Items]
Property, Plant Equipment, Gross	1,006	1,100
Accumulated Depreciation	609	615
Construction in progress	18	56
Property, plant and equipment, Total	415	541
Administration and Service [Member]
Property, Plant and Equipment [Line Items]
Property, Plant Equipment, Gross	1,531	1,502
Accumulated Depreciation	848	793
Construction in progress	35	23
Property, plant and equipment, Total	718	732
Easements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant Equipment, Gross	523	623
Accumulated Depreciation	60	85
Property, plant and equipment, Total	CAD 463	CAD 538